Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 11,851	$ 11,437
Accumulated depreciation, depletion and amortization	(5,728)	(5,511)
Net book value December 31,	6,123	5,926
Net book value of mining assets encumbered by capital leases	67	48
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	6,652	6,590
Buildings and mine infrastructure [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	3,613	3,263
Mineral rights and other [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,023	1,045
Assets under construction [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	522	502
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 41	$ 37